SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2018
SIGNIFICANT TRANSACTIONS
SIGNIFICANT TRANSACTIONS

3SIGNIFICANT TRANSACTIONS

Exit from Euroset Holding N.V. Joint Venture

On July 7, 2017, PJSC VimpelCom, a subsidiary of the Company, entered into a Framework Agreement with PJSC MegaFon (“MegaFon”) to unwind their retail joint venture, Euroset Holding N.V. (“Euroset”). Under the agreement, MegaFon acquired PJSC VimpelCom’s 50% interest in Euroset and PJSC VimpelCom paid RUB 1.20 billion (US$21) and acquired rights to 50% of Euroset’s approximately 4,000 retail stores in Russia. The transaction was successfully completed on February 22, 2018 and was accounted for as an asset acquisition, primarily the acquisition of contract-based intangible assets (see Note 9) representing the right to use of retail stores.

Withdrawal of mandatory tender offer in relation to Global Telecom Holding S.A.E

On April 2, 2018, VEON notified the Egyptian Financial Regulatory Authority (EFRA) that, given the lapse of time and absence of EFRA approval, VEON was withdrawing the Mandatory Tender Offer (MTO) filed on November 8, 2017, and did not intend to proceed with another MTO at that time.

Cash in an amount of US$987, which had been pledged as collateral for the MTO, was released during the first quarter of 2018.